Interim Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Ordinary shares
IfrsStatementLineItems [Line Items]
Issuance expenses	$ 1,000	$ 1,000	$ 694